Loss Per Common Share	12 Months Ended
Dec. 31, 2011
Loss Per Common Share [Abstract]
LOSS PER COMMON SHARE

22. LOSS PER COMMON SHARE

Loss per share was calculated as follows:

LOSS PER COMMON SHARE COMPUTATION

	September 30,	September 30,	September 30,
Years Ended December 31,	2011	2010	2009
Net (loss) income	$(67,505)	$(185,418)	$(17,131)
Preferred stock dividend and discount accretion	—	—	5,351

Net (loss) income available to common shareholders	$(67,505)	$(185,418)	$(22,482)

Average common shares outstanding	76,653,990	28,258,953	23,134,424
Net effect of dilutive stock options	—	—	—

Dilutive common shares outstanding	76,653,990	28,258,953	23,134,424

(Loss) earnings per share – basic	$(0.88)	$(6.56)	$(0.97)
(Loss) earnings per share – diluted	$(0.88)	$(6.56)	$(0.97)

Dilutive common stock equivalents	—	—	—
Average exercise price	$—	$—	$—
Average market price – diluted	$—	$—	$—

Weighted average common stock equivalents outstanding totaled 3.1 million, 2.6 million and 3.2 million at December 31, 2011, 2010 and 2009, respectively, which were not included in the computation of diluted earnings per share as a result of the stock options’ exercise prices or stock awards’ value at issuance being greater than the average market price of the Company’s common shares for the respective periods.